Revenue Information - Disaggregation of Revenue (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenues	$ 303,603,522	$ 273,134,908	$ 134,927,410
Group Chatting Services [Member]
Product Information [Line Items]
Revenues	214,992,171	208,163,650	122,978,167
Game Services [Member]
Product Information [Line Items]
Revenues	$ 88,611,351	$ 64,971,258	$ 11,949,243